Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill
Goodwill

Note 6 Goodwill

In 2018, the Company completed the acquisition of Cayan Holdings LLC (“Cayan”) resulting in an additional $0.8 billion of goodwill being recorded. Also in 2018, the Company acquired substantially all of the assets of iMobile3 resulting in an additional $5.3 million of goodwill being recorded.

The gross amount and accumulated impairment losses of goodwill as of December 31, 2018 and 2017 are as follows:

	2018
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Consolidated
Gross amount	$98,276	2,984,609	1,035,965	$4,118,850
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$96,489	2,982,384	1,035,965	$4,114,838

	2017
	Issuer Solutions	Merchant Solutions	Consumer Solutions	Consolidated
Gross amount	$99,465	2,132,653	1,035,965	$3,268,083
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$97,678	2,130,428	1,035,965	$3,264,071

Below are the balances of goodwill as of December 31, 2018 and 2017 along with the related changes in carrying value.

(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Consolidated
Balance as of December 31, 2016	$94,946	2,141,836	1,034,170	$3,270,952
Tax adjustment	-	-	1,795	1,795
Acquisition	-	(11,408)	-	(11,408)
Currency translation adjustments	2,732	-	-	2,732
Balance as of December 31, 2017	97,678	2,130,428	1,035,965	3,264,071
Acquisition	-	851,956	-	851,956
Currency translation adjustments	(1,189)	-	-	(1,189)
Balance as of December 31, 2018	$96,489	2,982,384	1,035,965	$4,114,838

In 2017, the Company adjusted the Netspend goodwill due to a tax adjustment of $1.8 million relating to uncertain tax positions. In 2017, the Company decreased the Merchant Solutions goodwill due to deferred tax adjustments of $12.1 million and the write-off of a note receivable of $727,000 on the opening balance sheet of TransFirst. Refer to Note 23 for more information on acquisitions.